Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
(Dollars in thousands)	December 31,	December 31,
	2014	2013
Real estate secured loans:
Residential 1-4 Family	$217,518	$188,406
Multifamily	5,108	4,828
Commercial	87,906	79,963
Construction and land development	29,060	34,232

Total real estate secured loans	339,592	307,429
Commercial and industrial	22,022	22,208
Consumer	2,206	1,960
Other	328	309

Total gross loans	364,148	331,906
Allowance for loan losses	(5,602)	(6,041)
	$358,546	$325,865

Financing Receivable Credit Quality Indicators [Table Text Block]
	Real Estate Secured
							Construction and Land
	Residential 1-4 Family		Multi Family		Commercial		Development
	2014	2013	2014	2013	2014	2013	2014	2013
Grade
1	$-	$-	$-	$-	$-	$-	$-	$-
2	-	-	-	-	-	-	-	-
3	107,353	80,732	1,350	592	14,965	13,356	11,197	10,238
4	56,164	49,414	1,111	2,017	28,180	27,956	7,310	9,159
5	46,873	49,204	2,309	884	33,081	27,981	9,571	11,156
6	1,587	925	-	-	2,042	1,842	269	676
7	4,930	7,387	338	1,335	9,638	8,128	703	2,312
8	611	744	-	-	-	700	10	691
9	-	-	-	-	-	-	-	-

Total	$217,518	$188,406	$5,108	$4,828	$87,906	$79,963	$29,060	$34,232
	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2014	2013	2014	2013	2014	2013	2014	2013
Grade
1	$2,223	$1,971	$397	$426	$-	$60	$2,620	$2,457
2	-	-	-	-	-	-	-	-
3	2,205	1,228	480	269	94	-	137,644	106,415
4	6,628	6,680	220	224	181	204	99,794	95,654
5	9,589	9,777	977	954	53	45	102,453	100,001
6	18	860	-	-	-	-	3,916	4,303
7	1,359	1,692	132	87	-	-	17,100	20,941
8	-	-	-	-	-	-	621	2,135
9	-	-	-	-	-	-	-	-

Total	$22,022	$22,208	$2,206	$1,960	$328	$309	$364,148	$331,906

Past Due Financing Receivables [Table Text Block]
December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$1,748	$955	$1,972	$4,675	$212,843	$217,518	$-
Multifamily Residential	-	- -	-	-	5,108	5,108	-
Commercial Real Estate	794	1,930	1,073	3,797	84,109	87,906	-
Construction and Land Development	-	52	10	62	28,998	29,060	-
Non-Real Estate Secured
Commercial and Industrial	235	66	146	447	21,575	22,022	-
Consumer and Other	8	15	13	36	2,498	2,534	-

Total (1)	$2,785	$3,018	$3,214	$9,017	$355,131	$364,148	$-
December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$736	$538	$2,310	$3,584	$184,822	$188,406	$-
Multifamily Residential	349	- -	986	1,335	3,493	4,828	-
Commercial Real Estate	1,330	-	877	2,207	77,756	79,963	-
Construction and Land Development	-	21	859	880	33,352	34,232	-
Non-Real Estate Secured
Commercial and Industrial	461	-	171	632	21,576	22,208	-
Consumer and Other	53	12	19	84	2,185	2,269	-

Total (1)	$2,929	$571	$5,222	$8,722	$323,184	$331,906	$-

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31,	December 31,
	2014	2013

1-4 Family Residential	$2,956	$4,624
Multifamily Residential	-	986
Commercial Real Estate	1,096	2,590
Construction and Land Development	10	860
Commercial and Industrial	859	775
Consumer and Other	48	19

Total	$4,969	$9,854

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	December 31,	December 31,
	2014	2013

Balance, beginning of year	$6,041	$8,159
Provision for loan losses	(600)	400
Net (chargeoffs) recoveries	161	(2,518)

Balance, end of year	$5,602	$6,041

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Year Ended December 31, 2014
	Beginning	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
	Balance
					General	Specific	Total
					Reserves	Reserves
Real Estate Secured
1-4 Family Residential	$1,829	$(52)	$46	$(228)	$1,532	$63	$1,595
Multifamily Residential	58	(155)	11	147	61	-	61
Commercial Real Estate	1,031	(159)	342	210	1,424	-	1,424
Construction and Land Development	585	(114)	21	(180)	312	-	312
Non-Real Estate Secured
Commercial and Industrial	690	(42)	218	(370)	496	-	496
Consumer and Other	24	(1)	46	(37)	32	-	32
Other
Other General Reserves	1,339	-	-	24	1,363	-	1,363
Unallocated	485	-	-	(166)	319	-	319
Total	$6,041	$(523)	$684	$(600)	$5,539	$63	$5,602
	For the Year Ended December 31, 2013
	Beginning	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
	Balance
					General	Specific	Total
					Reserves	Reserves
Real Estate Secured
1-4 Family Residential	$2,312	$(388)	$499	$(594)	$1,630	$199	$1,829
Multifamily Residential	39	-	1	18	49	9	58
Commercial Real Estate	1,264	(423)	3	187	1,031	-	1,031
Construction and Land Development	606	(972)	32	919	577	8	585
Non-Real Estate Secured
Commercial and Industrial	1,324	(1,263)	13	616	690	-	690
Consumer and Other	55	(86)	66	(11)	24	-	24
Other
Other General Reserves	1,939	-	-	(600)	1,339	-	1,339
Unallocated	620	-	-	(135)	485	-	485
Total	$8,159	$(3,132)	$614	$400	$5,825	$216	$6,041

Schedule of Loans Evaluated For Impairment [Table Text Block]
Loans Receivable:	As of December 31, 2014
	Individually evaluated	Collectively evaluated
	for impairment	for impairment	Total
Real Estate Secured
1-4 Family Residential	$2,251	$215,267	$217,518
Multifamily Residential	-	5,108	5,108
Commercial Real Estate	1,096	86,810	87,906
Construction and Land Development	-	29,060	29,060
Non Real Estate Secured
Commercial and Industrial	545	21,477	22,022
Consumer and Other	-	2,534	2,534
Total	$3,892	$360,256	$364,148
Loans Receivable:	As of December 31, 2013
	Individually evaluated	Collectively evaluated
	for impairment	for impairment	Total
Real Estate Secured
1-4 Family Residential	$3,196	$185,210	$188,406
Multifamily Residential	986	3,842	4,828
Commercial Real Estate	2,585	77,378	79,963
Construction and Land Development	691	33,541	34,232
Non Real Estate Secured
Commercial and Industrial	479	21,729	22,208
Consumer and Other	-	2,269	2,269
Total	$7,937	$323,969	$331,906

Impaired Financing Receivables [Table Text Block]
	Unpaid	Recorded			Average	Interest
	Principal	Investment	Related	Life to Date	Recorded	Income
	Balance	(1)	Allowance	Charge offs	Investment	Recognized

With no related allowance recorded:
1-4 Family Residential	$1,859	$1,738	$-	$121	$1,787	$12
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	1,096	1,096	-	-	1,127	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	545	545	-	-	565	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$513	$513	$63	$-	$517	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	-	-	-	-	-	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$2,372	$2,251	$63	$121	$2,304	$12
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	1,096	1,096	-	-	1,127	-
Construction and Land Development	-	-	-	-	-	-
Commercial and Industrial	545	545	-	-	565	-
Consumer and Other	-	-	-	-	-	-

Total	$4,013	$3,892	$63	$121	$3,996	$12
	Unpaid	Recorded			Average	Interest
	Principal	Investment	Related	Life to Date	Recorded	Income
	Balance	(1)	Allowance	Charge offs	Investment	Recognized

With no related allowance recorded:
1-4 Family Residential	$1,367	$1,165	$-	$202	$1,242	$16
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	3,008	2,584	-	423	2,833	9
Construction and Land Development	692	159	-	533	434	-
Commercial and Industrial	480	480	-	-	536	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,066	$2,031	$199	$35	$2,033	$-
Multifamily Residential	986	986	9	-	990	-
Commercial Real Estate	-	-	-	-	-	-
Construction and Land Development	833	532	8	302	680	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$3,433	$3,196	$199	$237	$3,275	$16
Multifamily Residential	986	986	9	-	990	-
Commercial Real Estate	3,007	2,584	-	423	2,833	9
Construction and Land Development	1,526	691	8	835	1,114	-
Commercial and Industrial	480	480	-	-	536	-
Consumer and Other	-	-	-	-	-	-

Total	$9,432	$7,937	$216	$1,495	$8,748	$25